SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

VIA EDGAR

June 19, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Victory Portfolios II — File Nos.: 333-181176; 811-22696

Ladies and Gentlemen:

Victory Portfolios II (the “Registrant”) is filing via EDGAR, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A (the “Amendment”).

The Registrant is filing the Amendment to register shares of the following new exchange-traded fund series of the Registrant:

(1)         VictoryShares Nasdaq Next 50 ETF;

(2)         VictoryShares Top Veteran Employers ETF; and

(3)         VictoryShares Defend America ETF

If you have any questions concerning the filing, please call me at 212-839-8600.

Very truly yours,

/s/ Jay G. Baris

cc:

Leigh A. Wilson, Chair of the Board

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Nathan J. Greene, Sidley Austin LLP

Matthew J. Kutner, Sidley Austin LLP